                                                        OppenheimerFunds, Inc.
                                                      Two World Financial Center
                                                    225 Liberty Street, 11th Floor
                                                        New York, NY 10281-1008

November 14, 2007

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

         Re:    Oppenheimer Money Market Fund, Inc. (the "Registrant")
                Reg. No. 2-49887; File No. 811-2454

To the Securities and Exchange Commission:

     Pursuant to Rule 497(j) under the  Securities  Act of 1933, as amended (the
"Securities  Act"), I hereby represent that the form of Prospectus and Statement of  Additional  Information  that would have been filed  pursuant to Rule 497(c)
under the  Securities  Act  would  not have  differed  from  that  contained  in
Post-Effective  Amendment No.71 to the  Registrant's  Registration  Statement on
Form N-1A,  which was filed  electronically  with the  Securities  and  Exchange
Commission on November 9, 2007.

                                        Sincerely,

                                        /s/ Garrett Broadrup
                                        ------------------------------------
                                        Garrett Broadrup
                                        Assistant Vice President & Assistant Counsel
                                        (303) 768-6127
                                        gbroadrup@oppenheimerfunds.com

cc:    Mayer, Brown LLP
       KPMG LLP
       Gloria LaFond
       Nancy S. Vann